Investment Contracts - Additional Information (Details) - EBP 013 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	$ 10,523	$ 11,081
Synthetic GIC Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	125,564	145,255
Wrapper Contracts
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Contract value	$ 0	$ 0
Minimum Interest crediting percentage provided	0.00%